OTHER EXPENSES (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 19, 2021	Dec. 31, 2022	Dec. 31, 2021
OTHER EXPENSES
Loss on disposal of property, plant and mine development		$ 8,754	$ 9,451
Interest income		(9,820)	(3,937)
Temporary suspension and other costs due to COVID-19		11,275	13,353
Acquisition costs	$ 10,000	95,035	12,943
Environmental remediation		10,417	576
Gain on sale of exploration properties			(10,000)
Other costs		25,647	(68)
Total other expenses		141,308	22,318
TMAC
OTHER EXPENSES
Acquisition costs			2,900
Kirkland Lake Gold Ltd
OTHER EXPENSES
Acquisition costs		$ 95,000	$ 10,000